Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2019
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Recently Issued Accounting Standards
24. Recently Issued Accounting Standards
New standards, amendments and interpretations not yet effective
The estimated impact and evaluation of the recently issued accounting standards not yet in effect as of December 31, 2019 are as follows:
Amendments to IFRS 3: Definition of Business
The amendment to IFRS 3 clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Furthermore, it clarified that a business can exist without including all of the inputs and processes needed to create outputs.
These amendments had no impact on the consolidated financial statements of the Company but may impact future periods should the Company enter into any business combinations.
Amendments to IAS 1 and IAS 8: Definition of Material
The amendments provide a new definition of material that states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users.
These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Company.
Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform
The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and or amount of benchmark-based cash flows of the hedged item or the hedging instrument.
These amendments had no impact on the consolidated financial statements of the Company as it does not have any interest rate hedge relationships.